Federated Hermes MDT Large Cap Core ETF
Portfolio of Investments
November 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—9.5%
1,136		Alphabet, Inc., Class A	$ 191,927
208		Meta Platforms, Inc.	119,459
218	[1]	ROBLOX Corp.	10,928
181	[1]	Spotify Technology SA	86,330
313	[1]	ZoomInfo Technologies, Inc.	3,424
		TOTAL	412,068
		Consumer Discretionary—9.9%
460		Advance Auto Parts, Inc.	19,021
365	[1]	Amazon.com, Inc.	75,880
284	[1]	Cava Group, Inc.	40,016
73	[1]	DoorDash, Inc.	13,175
332		eBay, Inc.	21,012
217	[1]	Expedia Group, Inc.	40,063
185		Ford Motor Co.	2,059
1,515		Gap (The), Inc.	36,739
37		Murphy USA, Inc.	20,269
11	[1]	O’Reilly Automotive, Inc.	13,675
131		PVH Corp.	14,196
96		Royal Caribbean Cruises, Ltd.	23,430
368	[1]	SharkNinja, Inc.	37,002
78	[1]	Tesla, Inc.	26,922
113		TJX Cos., Inc.	14,203
104		Wingstop, Inc.	34,192
		TOTAL	431,854
		Consumer Staples—6.3%
369		Colgate-Palmolive Co.	35,656
67		Costco Wholesale Corp.	65,116
253		Kimberly-Clark Corp.	35,255
325		Kroger Co.	19,851
698	[1]	Maplebear, Inc.	30,482
131		PepsiCo, Inc.	21,412
478		Philip Morris International, Inc.	63,603
		TOTAL	271,375
		Energy—2.5%
166		Cheniere Energy, Inc.	37,186
172		Devon Energy Corp.	6,527
170		EOG Resources, Inc.	22,654
106		Marathon Petroleum Corp.	16,552
16		Phillips 66	2,144
111		Targa Resources, Inc.	22,677
		TOTAL	107,740
		Financials—14.0%
157		Ameriprise Financial, Inc.	90,113
78	[1]	Arch Capital Group Ltd.	7,856
885		Bank of New York Mellon Corp.	72,455
21		Cboe Global Markets, Inc.	4,533
572		Corebridge Financial, Inc.	18,516

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
69		Hartford Financial Services Group, Inc.	$ 8,508
259		Interactive Brokers Group, Inc., Class A	49,492
104		Intercontinental Exchange, Inc.	16,740
51		Mastercard, Inc.	27,180
6		MSCI, Inc., Class A	3,658
450		Northern Trust Corp.	50,022
143		Progressive Corp., OH	38,450
700		Prudential Financial, Inc.	90,587
72		Ryan Specialty Group Holdings, Inc.	5,429
639		State Street Corp.	62,948
187		The Travelers Cos., Inc.	49,749
225		Virtu Financial, Inc.	8,395
444		Western Union Co.	4,888
		TOTAL	609,519
		Health Care—10.9%
557		AbbVie, Inc.	101,892
14	[1]	Align Technology, Inc.	3,259
5	[1]	Alnylam Pharmaceuticals, Inc.	1,265
102		Amgen, Inc.	28,853
62	[1]	Biogen, Inc.	9,959
84		Cardinal Health, Inc.	10,268
119		Cencora, Inc.	29,934
1,654	[1]	Elanco Animal Health, Inc.	21,849
21		Elevance Health, Inc.	8,546
14		Eli Lilly & Co.	11,135
80		GE HealthCare Technologies, Inc.	6,658
502		Gilead Sciences, Inc.	46,475
26		Humana, Inc.	7,706
101	[1]	Illumina, Inc.	14,559
362	[1]	Incyte Genomics, Inc.	27,002
358		Johnson & Johnson	55,494
239		Merck & Co., Inc.	24,292
19	[1]	Regeneron Pharmaceuticals, Inc.	14,254
33		Teleflex, Inc.	6,364
25		The Cigna Group	8,445
10	[1]	United Therapeutics Corp.	3,705
33	[1]	Vertex Pharmaceuticals, Inc.	15,448
95		Zoetis, Inc.	16,649
		TOTAL	474,011
		Industrials—10.3%
45		Allegion PLC	6,338
236		Allison Transmission Holdings, Inc.	27,966
161		Booz Allen Hamilton Holding Corp.	23,857
23		Curtiss Wright Corp.	8,594
309	[1]	GE Vernova, Inc.	103,243
26		Lennox International, Inc.	17,345
99		Manpower, Inc.	6,373
163		Masco Corp.	13,131
128		Otis Worldwide Corp.	13,181
114		Paycom Software, Inc.	26,439
23		Rockwell Automation, Inc.	6,788
44		Ryder System, Inc.	7,429

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
41		Trane Technologies PLC	$ 17,065
55		Union Pacific Corp.	13,456
893		Veralto Corp.	96,614
73		Verisk Analytics, Inc.	21,477
206		Vertiv Holdings Co.	26,286
46		Waste Management, Inc.	10,498
		TOTAL	446,080
		Information Technology—30.3%
21	[1]	Adobe, Inc.	10,834
1,096		Apple, Inc.	260,114
140		Applied Materials, Inc.	24,459
178	[1]	Arista Networks, Inc.	72,236
179	[1]	Cirrus Logic, Inc.	18,697
90	[1]	Datadog, Inc.	13,747
60		Dell Technologies, Inc.	7,655
460	[1]	DXC Technology Co.	10,350
28	[1]	Enphase Energy, Inc.	1,998
776	[1]	Fortinet, Inc.	73,759
553	[1]	GoDaddy, Inc.	109,256
490		Hewlett Packard Enterprise Co.	10,398
4	[1]	HubSpot, Inc.	2,884
34		Lam Research Corp.	2,512
109		Micron Technology, Inc.	10,677
621		Microsoft Corp.	262,969
79		NetApp, Inc.	9,689
1,117	[1]	Nutanix, Inc.	72,918
1,271		NVIDIA Corp.	175,716
96		Oracle Corp.	17,745
194	[1]	Palantir Technologies, Inc.	13,013
174		Pegasystems, Inc.	16,525
103	[1]	Qorvo, Inc.	7,112
409		Qualcomm, Inc.	64,839
23		Salesforce, Inc.	7,590
3	[1]	ServiceNow, Inc.	3,148
49		Teradyne, Inc.	5,390
337	[1]	Zoom Video Communications, Inc.	27,866
		TOTAL	1,314,096
		Materials—3.0%
54		Alcoa Corp.	2,507
264	[1]	Axalta Coating Systems Ltd.	10,682
383		CRH PLC	39,169
284		FMC Corp.	16,782
207		Mosaic Co./The	5,477
362		Newmont Corp.	15,182
267		PPG Industries, Inc.	33,207
54		Steel Dynamics, Inc.	7,845
		TOTAL	130,851
		Real Estate—1.5%
14		American Tower Corp.	2,926
35	[1]	CBRE Group, Inc.	4,899
23		Crown Castle, Inc.	2,444
13		Essex Property Trust, Inc.	4,036

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
1,093	Kilroy Realty Corp.	$ 45,392
11	SBA Communications, Corp.	2,489
25	Simon Property Group, Inc.	4,590
	TOTAL	66,776
	Utilities—1.3%
12	Constellation Energy Corp.	3,079
16	DTE Energy Co.	2,012
56	Duke Energy Corp.	6,555
309	Edison International	27,115
85	Exelon Corp.	3,363
109	WEC Energy Group, Inc.	11,014
32	Xcel Energy, Inc.	2,322
	TOTAL	55,460
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $4,047,094)	4,319,830
	OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	23,716
	TOTAL NET ASSETS—100%	$4,343,546

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.